Earnings Per Share	12 Months Ended
Dec. 31, 2020
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Earnings Per Share
14	EARNINGS PER SHARE

(a)	Basic earnings per share
The calculation of basic earnings per share for the year is based on the profit attributable to equity shareholders of the Company of RMB107,843 million (2019: RMB106,641 million; 2018: RMB117,781 million) and the weighted average number of 20,475,482,897 shares (2019: 20,475,482,897 shares; 2018: 20,475,482,897 shares) in issue during the year.

(b)	Diluted earnings per share
The calculation of diluted earnings per share for the year is based on the profit attributable to equity shareholders of the Company which is used in calculating diluted earnings per share, calculated as follows, of RMB107,843 million (2019: RMB106,050 million; 2018: RMB117,781 million) and the weighted average number of 20,475,482,897 shares (2019: 20,475,482,897 shares; 2018: 20,475,482,897 shares) in issue during the year.

	2020	2019	2018
	Million	Million	Million
Profit attributable to equity shareholders of the Company used in calculating basic earnings per share	107,843	106,641	117,781
Add: d ilution impact on share of profit of investment in an associate due to the associate’s convertible bonds (note 23)	—	41	—
Less: f air value gain on the associate’s convertible bonds held by the Group, net of tax	—	(632)	—

Profit attributable to equity shareholders of the Company used in calculating diluted earnings per share	107,843	106,050	117,781

For the year ended December 31, 2020, the Group has considered the impact from the following factors when calculating diluted earnings per share:

•	Share options issued by the Company (note 35), and

•	The Group’s associates that have issued potential ordinary shares for the year ended December 31, 2020.
For the year ended December 31, 2020, as the exercised price of the share options exceeded the average market price of ordinary shares during the period for which the share options were in issue, such share options did not have any dilutive effect on earnings per share, and the associates’ potential ordinary shares were anti-dilutive as there was fair value loss on the associate’s convertible bonds; therefore diluted earnings per share were the same as basic earnings per share.